May 01, 2019
T. Rowe Price Institutional Large-Cap Growth Fund

Supplement to Prospectus and Summary Prospectus Dated May 1, 2019

At a meeting held on October 29, 2019, the fund’s Board of Directors approved certain changes to the fund, as set out below, effective May 1, 2020. The summary prospectus and prospectus will be updated to reflect the changes on or about May 1, 2020.

The fund’s name will change to T. Rowe Price Large-Cap Growth Fund and all of its outstanding shares will be designated as I Class shares. The name of the corporation of which the fund is a series will change from T. Rowe Price Institutional Equity Funds, Inc. to T. Rowe Price Equity Funds, Inc.